Exploration and Evaluation Expenditures	12 Months Ended
Dec. 31, 2023
Disclosure of exploration and expenditures [abstract]
Exploration and Evaluation Expenditures
17.
EXPLORATION AND EVALUATION EXPENDITURES

The following table summarizes the Company’s exploration and evaluation expenditures:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Consulting and salaries	2,405	10,840	7,395
Engineering	782	27,928	23,009
Permitting and environmental	268	3,285	2,391
Field supplies and other	14	1,592	942
Depreciation	196	1,520	658
Drilling and geological expenses	98	2,110	1,718
	3,763	47,275	36,113